Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 13.5	£ 12.0	£ 34.0
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 6.0	£ 5.5	£ 5.0